Columbia Funds Series Trust I
225 Franklin Street
Boston, MA 02110
September 1, 2020
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust I (the Registrant)
Columbia Bond Fund
Columbia Corporate Income Fund
Columbia Multi-Asset Income Fund
Columbia Small Cap Value Fund I
Columbia Total Return Bond Fund
Columbia U.S. Treasury Index Fund
Multi-Manager Directional Alternative Strategies Fund
Post-Effective Amendment No. 378 File No. 002-99356 /811-04367
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 378 (Amendment). This Amendment was filed electronically on August 27, 2020.
If you have any questions, please contact either me at (212) 850-1703 or Teresa Lirio at (617) 385-9587.
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust I